Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Capital stock [member] TWD ($)	Capital surplus [member] TWD ($)	Legal reserve [member] TWD ($)	Special reserve [member] TWD ($)	Unappropriated retained earnings [member] TWD ($)	Financial statements translation differences of foreign operations [member] TWD ($)	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member] TWD ($)	Equity directly related to non-current assets held for sale [member] TWD ($)
Beginning Balance at Dec. 31, 2020	$ 20,715,839		$ 7,272,401	$ 6,050,787	$ 1,837,894	$ 19,802	$ 5,401,569	$ (61,330)	$ 194,716
Profit for the year	4,937,267						4,937,267
Other comprehensive income (loss)	84,203						(4,251)	(24,695)	113,149
Total comprehensive income (loss) for the year	5,021,470						4,933,016	(24,695)	113,149
Appropriation of prior year's earnings:
Legal reserve					232,611		(232,611)
Special reserve						$ (19,802)	19,802
Cash dividends	(1,599,928)						(1,599,928)
Changes in associates accounted for using equity method	4,834			4,834
Ending Balance at Dec. 31, 2021	24,142,215		7,272,401	6,055,621	2,070,505		8,521,848	(86,025)	307,865
Profit for the year	3,439,697						3,439,697
Other comprehensive income (loss)	184,329						177,886	68,656	(62,213)
Total comprehensive income (loss) for the year	3,624,026						3,617,583	68,656	(62,213)
Appropriation of prior year's earnings:
Legal reserve					505,482		(505,482)
Cash dividends	(3,127,133)						(3,127,133)
Changes in associates accounted for using equity method	152			152
Ending Balance at Dec. 31, 2022	24,639,260		7,272,401	6,055,773	2,575,987		8,506,816	(17,369)	245,652
Profit for the year	1,967,565	$ 64,258					1,967,565
Other comprehensive income (loss)	(170,976)	(5,584)					8,947	16,713	(153,542)	$ (43,094)
Total comprehensive income (loss) for the year	1,796,589	58,674					1,976,512	16,713	(153,542)	(43,094)
Appropriation of prior year's earnings:
Legal reserve					354,986		(354,986)
Cash dividends	(1,672,652)						(1,672,652)
Ending Balance at Dec. 31, 2023	$ 24,763,197	$ 808,726	$ 7,272,401	$ 6,055,773	$ 2,930,973		$ 8,455,690	$ (656)	$ 92,110	$ (43,094)